Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Magna International Inc.
Entity Central Index Key	0000749098
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	285,932,016
Title of 12(b) Security	Common Shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity File Number	001-11444
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	337 Magna Drive
Entity Address, State or Province	ON
Entity Address, City or Town	Aurora
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4G 7K1
City Area Code	905
Local Phone Number	726-2462
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Toronto, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 200
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	299-5600